REDEEMABLE CONVERTIBLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2025
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Schedule of Company's activities with respect to the redeemable convertible preferred shares

	Series Pre-A		Series A
	Preferred Shares		Preferred Shares		Total
	Shares	US$	Shares	US$	Shares	US$
Balance as of January 1, 2023	40,885,006	177,284	27,343,520	191,125	68,228,526	368,409
Accretion of redeemable convertible preferred shares	—	7,225	—	7,896	—	15,121
Balance as of December 31, 2023	40,885,006	184,509	27,343,520	199,021	68,228,526	383,530
Accretion of redeemable convertible preferred shares	—	1,385	—	1,594	—	2,979
Conversion to ordinary shares	(40,885,006)	(185,894)	(27,343,520)	(200,615)	(68,228,526)	(386,509)
Balance as of December 31, 2024	—	—	—	—	—	—